Discontinued Operations	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

Note 17 – Discontinued Operations

During 2020 and 2021, the Company decided to discontinue the operation of its VISSIA McKinney, VISSIA Waterway, Legend Nutrition and Capitol City Solutions USA, Inc. VISSIA McKinney, VISSIA Waterway, Legend Nutrition and Capitol City Solutions have been presented as discontinued operations in the accompanying consolidated financial statements. The operating results for VISSIA McKinney, VISSIA Waterway, Legend Nutrition and Capitol City Solutions have been presented in the accompanying consolidated statement of operations for the years ended December 31, 2021 and December 31, 2020 as discontinued operations and are summarized below:

	The Years Ended December 31,
	2021	2020
Revenue	$2,530	$6,107,106
Cost of revenue	-	5,058,373
Gross profit	2,530	1,048,813
Operating expenses	57,659	1,205,993
Loss from operations	(55,130)	(157,180)
Other income (expenses)	299,716	(722,057)
Net loss	$244,586	$(879,237)